LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
LEASE LIABILITIES
Schedule of changes in lease liabilities

	2020	2019
Balance at beginning of year	$114.2	$122.6
Lease obligations financing right-of-use assets	67.5	27.5
Repayments	(39.4)	(35.9)
	$142.3	114.2
Less current portion	(32.0)	(29.4)
	$110.3	$84.8

Schedule of repayments of lease liabilities over the coming years

2021	$32.0
2022	26.2
2023	24.4
2024	19.6
2025	12.0
2026 and thereafter	28.1